RULE 497(J) CERTIFICATION

Date:  February 18, 1997

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger Omni Investment Trust, formerly known as The Omni Investment Fund (the "Trust"), on behalf of its series known as the Berger Small Cap Value Fund (the "Fund"), hereby certifies that:

(1) the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Fund; and

(2) the text of Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 5, 1997.

                              BERGER OMNI INVESTMENT TRUST,
                              on behalf of its series known as the
                              Berger Small Cap Value Fund



                              By: /S/ KEVIN R. FAY
                                  ----------------------------------
                                  Title: Vice President